ACCOUNTING ESTIMATES AND JUDGMENTS (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Year 2004 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index		240.23
Year 2005 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index		266.3
Year 2014 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index		841.66
Year 2015 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index		986.04
Year 2016 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index		1,327.09
Year 2017 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index		1,656.15
Month January 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	1,685.25
Month February 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	1,726.02
Month March 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	1,766.42
Month April 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	1,814.81
Month May 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	1,852.47
Month June 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	1,921.69
Month July 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	1,981.30
Month August 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	2,058.36
Month September 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	2,192.86
Month October 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	2,311.09
Month November 2018 [Member]
Disclosure of detailed information about intangible assets [line items]
Description of price index	2,383.96